Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Cash and due from banks subject to withdrawals and usage restrictions	$ 7,453	$ 4,842
Federal Home Loan Bank (FHLB) stock, par-value	$ 100
Membership Stock Investment Requirement as a percentage of member's Stock Investment Base	0.35%
Commercial real estate loans, percentage of outstanding principal balance secured by owner-occupied properties	82.00%
Stock based compensation	156	82
Federal Home Loan Bank Borrowings
Significant Accounting Policies [Line Items]
Activity-Based Stock Investment Requirement, percentage	4.00%
Standby letters of credit
Significant Accounting Policies [Line Items]
Activity-Based Stock Investment Requirement, percentage	0.50%
Intermediated Derivative Contract
Significant Accounting Policies [Line Items]
Activity-Based Stock Investment Requirement, percentage	4.50%
Overnight Federal Funds Rate Base
Significant Accounting Policies [Line Items]
Activity-Based Stock Investment Requirement, percentage	3.00%
Other Federal Home Loan Bank Advances
Significant Accounting Policies [Line Items]
Activity-Based Stock Investment Requirement, percentage	4.50%
Minimum
Significant Accounting Policies [Line Items]
Membership Stock Investment Requirement, Stock Investment Base	10
Unsecured consumer loans, charged-off period	120 days
Minimum | Consumer
Significant Accounting Policies [Line Items]
Mortgage Loan Delinquency Period	90 days
Minimum | Real Estate | Residential
Significant Accounting Policies [Line Items]
Mortgage Loan Delinquency Period	90 days
Minimum | Real Estate | Commercial
Significant Accounting Policies [Line Items]
Mortgage Loan Delinquency Period	90 days
Minimum | Furniture and Fixtures
Significant Accounting Policies [Line Items]
Premises and equipment, estimated lives	3 years
Maximum
Significant Accounting Policies [Line Items]
Membership Stock Investment Requirement, Stock Investment Base	$ 25,000
Unsecured consumer loans, charged-off period	180 days
Maximum loan-to-value ratio	75.00%
Maximum Loan-to-value ratio without obtaining private mortgage insurance	80.00%
Maximum | Furniture and Fixtures
Significant Accounting Policies [Line Items]
Premises and equipment, estimated lives	20 years